CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED STOCK AND SHAREHOLDERS’ DEFICIT (UNAUDITED) - USD ($)	Total	Common Stock Outstanding	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income
Beginning balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2019	23,695,330
Beginning balance, temporary equity at Dec. 31, 2019	$ 347,938,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred stock (in shares)	2,034,212
Issuance of preferred stock	$ 46,470,000
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2020	25,729,542
Ending balance, temporary equity at Dec. 31, 2020	$ 394,408,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Stock issuance cost	30,000
Beginning balance, Common stock, shares outstanding (in shares) at Dec. 31, 2019		1,622,886
Balance at the beginning at Dec. 31, 2019	(276,592,000)	$ 0	$ 16,354,000	$ (295,487,000)	$ 2,541,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense	2,392,000		2,392,000
Net loss	(37,713,000)			(37,713,000)
Issuance of common stock upon exercise of options (in shares)		33,529
Issuance of common stock upon exercise of options	72,000		72,000
Foreign currency translation adjustments	$ 625,000
Ending balance, Common stock, shares outstanding (in shares) at Dec. 31, 2020	1,656,415	1,656,415
Balance at the end at Dec. 31, 2020	$ (311,216,000)	$ 0	18,818,000	(333,200,000)	3,166,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred stock (in shares)	3,634,210
Issuance of preferred stock	$ 83,073,000
Exercise of warrants (in shares)	158,058
Exercise of warrants	$ 3,150,000
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Sep. 30, 2021	29,521,810
Ending balance, temporary equity at Sep. 30, 2021	$ 480,631,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Stock issuance cost	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense	1,790,000		1,790,000
Repurchase of equity instruments	(396,000)		(396,000)
Net loss	(30,591,000)			(30,591,000)
Issuance of common stock upon exercise of options (in shares)		448,019
Issuance of common stock upon exercise of options	702,000		702,000
Foreign currency translation adjustments	(29,000)				(29,000)
Ending balance, Common stock, shares outstanding (in shares) at Sep. 30, 2021		2,104,434
Balance at the end at Sep. 30, 2021	$ (339,740,000)	$ 0	20,914,000	(363,791,000)	3,137,000
Beginning balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2020	25,729,542
Beginning balance, temporary equity at Dec. 31, 2020	$ 394,408,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred stock (in shares)	3,792,268
Issuance of preferred stock	$ 86,223,000
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2021	29,521,810
Ending balance, temporary equity at Dec. 31, 2021	$ 480,631,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Stock issuance cost	$ 0
Beginning balance, Common stock, shares outstanding (in shares) at Dec. 31, 2020	1,656,415	1,656,415
Balance at the beginning at Dec. 31, 2020	$ (311,216,000)	$ 0	18,818,000	(333,200,000)	3,166,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense	2,531,000		2,531,000
Repurchase of equity instruments	(396,000)		(396,000)
Net loss	$ (46,689,000)			(46,689,000)
Issuance of common stock upon exercise of options (in shares)	620,000	450,519
Issuance of common stock upon exercise of options	$ 758,000		758,000
Foreign currency translation adjustments	$ 95,000
Ending balance, Common stock, shares outstanding (in shares) at Dec. 31, 2021	2,106,934	2,106,934
Balance at the end at Dec. 31, 2021	$ (354,917,000)	$ 0	21,711,000	(379,889,000)	3,261,000
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Sep. 30, 2021	29,521,810
Ending balance, temporary equity at Sep. 30, 2021	$ 480,631,000
Ending balance, Common stock, shares outstanding (in shares) at Sep. 30, 2021		2,104,434
Balance at the end at Sep. 30, 2021	$ (339,740,000)	$ 0	20,914,000	(363,791,000)	3,137,000
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2021	29,521,810
Ending balance, temporary equity at Dec. 31, 2021	$ 480,631,000
Ending balance, Common stock, shares outstanding (in shares) at Dec. 31, 2021	2,106,934	2,106,934
Balance at the end at Dec. 31, 2021	$ (354,917,000)	$ 0	21,711,000	(379,889,000)	3,261,000
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Sep. 30, 2021	29,521,810
Ending balance, temporary equity at Sep. 30, 2021	$ 480,631,000
Ending balance, Common stock, shares outstanding (in shares) at Sep. 30, 2021		2,104,434
Balance at the end at Sep. 30, 2021	$ (339,740,000)	$ 0	20,914,000	(363,791,000)	3,137,000
Beginning balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2021	29,521,810
Beginning balance, temporary equity at Dec. 31, 2021	$ 480,631,000
Beginning balance, Common stock, shares outstanding (in shares) at Dec. 31, 2021	2,106,934	2,106,934
Balance at the beginning at Dec. 31, 2021	$ (354,917,000)	$ 0	21,711,000	(379,889,000)	3,261,000
Beginning balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2021	29,521,810
Beginning balance, temporary equity at Dec. 31, 2021	$ 480,631,000
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Sep. 30, 2022	29,521,810
Ending balance, temporary equity at Sep. 30, 2022	$ 480,631,000
Beginning balance, Common stock, shares outstanding (in shares) at Dec. 31, 2021	2,106,934	2,106,934
Balance at the beginning at Dec. 31, 2021	$ (354,917,000)	$ 0	21,711,000	(379,889,000)	3,261,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense	2,067,000		2,067,000
Net loss	$ (54,974,000)			(54,974,000)
Issuance of common stock upon exercise of options (in shares)	3,000	3,412
Issuance of common stock upon exercise of options	$ 23,000		23,000
Transfer from foreign currency translation to equity security investment	928,000				928,000
Foreign currency translation adjustments	$ (767,000)				(767,000)
Ending balance, Common stock, shares outstanding (in shares) at Sep. 30, 2022	2,110,346	2,110,346
Balance at the end at Sep. 30, 2022	$ (407,640,000)	$ 0	23,801,000	(434,863,000)	3,422,000
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Sep. 30, 2022	29,521,810
Ending balance, temporary equity at Sep. 30, 2022	$ 480,631,000
Ending balance, Common stock, shares outstanding (in shares) at Sep. 30, 2022	2,110,346	2,110,346
Balance at the end at Sep. 30, 2022	$ (407,640,000)	$ 0	$ 23,801,000	$ (434,863,000)	$ 3,422,000